Segment Reporting - Summary of Operating Results Segment Wise (Parenthetical) (Detail) - EUR (€)		6 Months Ended		12 Months Ended
	Dec. 20, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Details Of Other Operating Costs [Line Items]
Other wages and salaries	€ 10,916,000			€ 10,916,000
Transaction costs related to the Business Combination		€ 1,090,000		205,059,000
Employee gift expenses	€ 1,500			1,500,000
Zegna NonExecutive Directors [Member] | Private Warrants [Member]
Details Of Other Operating Costs [Line Items]
Class of warrants or rights issued during the period ,value				1,236,000
Performance Share Units [Member]
Details Of Other Operating Costs [Line Items]
Shares granted value under share based arrangement				5,380,000
Costs Related To The Business Combination [Member]
Details Of Other Operating Costs [Line Items]
Transaction costs related to the Business Combination				34,092,000
write-off of non-refundable prepaid premiums				566,000
Costs Related To The Business Combination [Member] | Zegna [Member]
Details Of Other Operating Costs [Line Items]
Share issue related cost				114,963,000
Costs Related To The Business Combination [Member] | IIAC [Member]
Details Of Other Operating Costs [Line Items]
Share issue related cost				€ 37,906,000
Stock issued during period shares new shares issued				5,031,250
Write Downs And Disposal [Member] | Agnona [Member]
Details Of Other Operating Costs [Line Items]
Write down of stake			€ 144,000	€ 144,000
Business combination percentage of voting interests acquired		30.00%	30.00%	30.00%
Loss incurred before sale of business			€ 4,020,000	€ 6,006,000
Write Downs And Disposal [Member] | Agnona [Member] | US
Details Of Other Operating Costs [Line Items]
Income from sale of right of use of asset				1,266,000
Costs related to lease agreements [Member] | US
Details Of Other Operating Costs [Line Items]
Provisions Relating To A Lease Agreement				12,192,000
Costs related to lease agreements [Member] | IT
Details Of Other Operating Costs [Line Items]
Legal Expenses Related To A Lease Agreement				1,492,000
Costs related to lease agreements [Member] | GB
Details Of Other Operating Costs [Line Items]
Legal Expenses Related To A Lease Agreement					€ 3,000,000
Accrued Property Taxes Related To A Lease Agreement				€ 1,829,000